Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents Disclosure [Abstract]
Cash and Cash Equivalents
7.	Cash and Cash Equivalents:

Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2022	2021
	MCh$	MCh$
Cash and due from banks:
Cash (*)	947,669	1,073,601
Deposit in Chilean Central Bank (*)	384,230	1,545,472
Deposits in domestic banks	116,541	129,858
Deposits in abroad banks	1,316,444	964,803
Subtotal - Cash and due from banks	2,764,884	3,713,734

Net transactions in the course of settlement (**)	90,404	115,967
Others cash equivalents (***)	296,840	165,423
Total cash and cash equivalents	3,152,128	3,995,124

The detail of the balances included under net ongoing clearance operations is as follows:

	2022	2021
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	94,675	123,051
Funds receivable	677,521	203,395
Subtotal - assets	772,196	326,446

Liabilities
Funds payable	(681,792)	(210,479)
Subtotal - liabilities	(681,792)	(210,479)
Net transactions in the course of settlement	90,404	115,967

(*)	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.

(**)	Ongoing clearance operations correspond to transactions in which only the settlement remains that will increase or decrease the funds in the Central Bank of Chile or in foreign banks, normally within 12 or 24 business hours.

(***)	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.